Victory Pioneer Select Mid Cap Growth Fund
(successor to Pioneer Select Mid Cap Growth Fund)
Schedule of Investments | August 31, 2025

Schedule of Investments  |  8/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 100.1% of Net Assets
	Aerospace & Defense — 3.5%
49,139(a)	Axon Enterprise, Inc.	$ 36,721,084
113,656	BWX Technologies, Inc.	18,416,818
	Total Aerospace & Defense	$55,137,902

	Beverages — 0.7%
357,207	Keurig Dr Pepper, Inc.	$ 10,391,152
	Total Beverages	$10,391,152

	Biotechnology — 3.5%
39,877(a)	Alnylam Pharmaceuticals, Inc.	$ 17,805,479
173,868(a)	Natera, Inc.	29,253,291
269,337(a)	Vaxcyte, Inc.	8,292,886
	Total Biotechnology	$55,351,656

	Building Products — 1.8%
126,989(a)	Builders FirstSource, Inc.	$ 17,610,835
171,456(a)	Trex Co., Inc.	10,566,833
	Total Building Products	$28,177,668

	Capital Markets — 10.4%
50,079(a)	Bullish	$ 2,956,164
106,293	Evercore, Inc., Class A	34,178,514
670,001	Marex Group Plc	23,691,235
287,324(a)	Miami International Holdings, Inc.	10,797,636
42,918	MSCI, Inc.	24,365,407
392,496(a)	Robinhood Markets, Inc., Class A	40,831,359
210,420	StepStone Group, Inc., Class A	13,058,665
131,580	Tradeweb Markets, Inc., Class A	16,231,709
	Total Capital Markets	$166,110,689

	Communications Equipment — 0.9%
29,733	Motorola Solutions, Inc.	$ 14,047,653
	Total Communications Equipment	$14,047,653

	Construction Materials — 0.3%
47,755	CRH Plc	$ 5,393,927
	Total Construction Materials	$5,393,927

	Consumer Staples Distribution & Retail — 0.9%
150,498(a)	BJ’s Wholesale Club Holdings, Inc.	$ 14,700,645
	Total Consumer Staples Distribution & Retail	$14,700,645

1Victory Pioneer Select Mid Cap Growth Fund | 8/31/25

Shares		Value
	Electric Utilities — 1.9%
209,694	NRG Energy, Inc.	$ 30,523,059
	Total Electric Utilities	$30,523,059

	Electrical Equipment — 8.8%
172,964(a)	Generac Holdings, Inc.	$ 32,041,581
129,837	Regal Rexnord Corp.	19,388,559
428,569(a)	Siemens Energy AG	45,485,455
339,895	Vertiv Holdings Co., Class A	43,353,607
	Total Electrical Equipment	$140,269,202

	Electronic Equipment, Instruments & Components — 2.9%
215,088	Amphenol Corp., Class A	$ 23,414,480
432,134(a)	Flex, Ltd.	23,171,025
	Total Electronic Equipment, Instruments & Components	$46,585,505

	Entertainment — 3.6%
192,094(a)	ROBLOX Corp., Class A	$ 23,932,992
49,197(a)	Spotify Technology S.A.	33,546,450
	Total Entertainment	$57,479,442

	Ground Transportation — 0.9%
50,418(a)	Saia, Inc.	$ 14,946,920
	Total Ground Transportation	$14,946,920

	Health Care Equipment & Supplies — 4.3%
28,478(a)	Inspire Medical Systems, Inc.	$ 2,668,104
63,918(a)	Insulet Corp.	21,724,450
51,250(a)	Penumbra, Inc.	13,972,800
108,759	ResMed, Inc.	29,855,433
	Total Health Care Equipment & Supplies	$68,220,787

	Health Care Providers & Services — 1.6%
38,110	McKesson Corp.	$ 26,167,850
	Total Health Care Providers & Services	$26,167,850

	Health Care Technology — 1.6%
96,166(a)	Veeva Systems, Inc., Class A	$ 25,887,887
	Total Health Care Technology	$25,887,887

	Hotels, Restaurants & Leisure — 13.4%
36,723(a)	Airbnb, Inc., Class A	$ 4,793,453
300,638(a)	Cava Group, Inc.	20,308,097
392,748(a)	Chipotle Mexican Grill, Inc.	16,550,401
71,009(a)	DoorDash, Inc., Class A	17,414,957
370,782(a)	DraftKings, Inc., Class A	17,790,120
Victory Pioneer Select Mid Cap Growth Fund | 8/31/252

Schedule of Investments  |  8/31/25
(unaudited) (continued)
Shares		Value
	Hotels, Restaurants & Leisure — (continued)
999,381(a)	Genius Sports, Ltd.	$ 12,782,083
101,043	Marriott International, Inc., Class A	27,065,378
176,015(a)	Planet Fitness, Inc., Class A	18,446,372
139,422	Royal Caribbean Cruises, Ltd.	50,640,859
423,177(a)	Viking Holdings, Ltd.	26,922,521
	Total Hotels, Restaurants & Leisure	$212,714,241

	Household Durables — 1.5%
54,750(a)	TopBuild Corp.	$ 23,036,610
	Total Household Durables	$23,036,610

	Independent Power and Renewable Electricity Producers — 0.9%
36,529(a)	Talen Energy Corp.	$ 13,841,569
	Total Independent Power and Renewable Electricity Producers	$13,841,569

	Insurance — 0.2%
142,108(a)	Accelerant Holdings, Class A	$ 2,849,265
	Total Insurance	$2,849,265

	Interactive Media & Services — 0.9%
405,274(a)	Pinterest, Inc., Class A	$ 14,845,187
	Total Interactive Media & Services	$14,845,187

	IT Services — 5.0%
303,621(a)	Cloudflare, Inc., Class A	$ 63,368,739
50,348(a)	MongoDB, Inc.	15,890,332
	Total IT Services	$79,259,071

	Life Sciences Tools & Services — 1.2%
71,796	Agilent Technologies, Inc.	$ 9,021,885
80,555(a)	Repligen Corp.	9,853,488
	Total Life Sciences Tools & Services	$18,875,373

	Media — 0.5%
152,629(a)	Trade Desk, Inc., Class A	$ 8,342,701
	Total Media	$8,342,701

	Metals & Mining — 0.9%
1,410,430	thyssenkrupp AG	$ 14,896,760
	Total Metals & Mining	$14,896,760

	Oil, Gas & Consumable Fuels — 2.8%
580,494(a)	Comstock Resources, Inc.	$ 9,363,369
67,406	Expand Energy Corp.	6,523,553
3Victory Pioneer Select Mid Cap Growth Fund | 8/31/25

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
192,645	HF Sinclair Corp.	$ 9,801,777
318,110	Williams Cos., Inc.	18,412,207
	Total Oil, Gas & Consumable Fuels	$44,100,906

	Pharmaceuticals — 0.4%
406,789(a)	Edgewise Therapeutics, Inc.	$ 5,837,422
	Total Pharmaceuticals	$5,837,422

	Professional Services — 2.7%
93,433	Thomson Reuters Corp.	$ 16,594,635
100,133	Verisk Analytics, Inc.	26,847,660
	Total Professional Services	$43,442,295

	Semiconductors & Semiconductor Equipment — 4.7%
227,223(a)	Advanced Micro Devices, Inc.	$ 36,953,277
15,764	ASM International NV	7,574,254
25,587(a)	Astera Labs, Inc.	4,661,951
205,603(a)	Credo Technology Group Holding, Ltd.	25,300,477
	Total Semiconductors & Semiconductor Equipment	$74,489,959

	Software — 8.4%
61,453(a)	AppLovin Corp., Class A	$ 29,410,791
275,866(a)	Datadog, Inc., Class A	37,705,365
43,692(a)	HubSpot, Inc.	21,110,664
38,914(a)	Monday.com, Ltd.	7,510,402
179,057(a)	Procore Technologies, Inc.	12,446,252
324,490(a)	Samsara, Inc., Class A	11,727,068
22,225(a)	Synopsys, Inc.	13,413,232
	Total Software	$133,323,774

	Specialized REITs — 0.8%
135,305	Iron Mountain, Inc.	$ 12,492,711
	Total Specialized REITs	$12,492,711

	Specialty Retail — 3.2%
4,071(a)	AutoZone, Inc.	$ 17,092,216
122,904	Ross Stores, Inc.	18,086,553
263,769	Tractor Supply Co.	16,290,373
	Total Specialty Retail	$51,469,142

	Technology Hardware, Storage & Peripherals — 3.1%
321,896(a)	Sandisk Corp.	$ 16,889,883
136,400(a)	Super Micro Computer, Inc.	5,666,056
326,297	Western Digital Corp.	26,214,701
	Total Technology Hardware, Storage & Peripherals	$48,770,640

Victory Pioneer Select Mid Cap Growth Fund | 8/31/254

Schedule of Investments  |  8/31/25
(unaudited) (continued)
Shares		Value
	Trading Companies & Distributors — 1.9%
30,335	WW Grainger, Inc.	$ 30,744,522
	Total Trading Companies & Distributors	$30,744,522

	Total Common Stocks (Cost $944,880,292)	$1,592,724,092

	SHORT TERM INVESTMENTS — 0.0% of Net Assets
	Open-End Fund — 0.0%
670,802(b)	Dreyfus Government Cash Management, Institutional Shares, 4.18%	$ 670,802
		$670,802

	TOTAL SHORT TERM INVESTMENTS (Cost $670,802)	$670,802

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $945,551,094)	$1,593,394,894
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(1,399,020)
	net assets — 100.0%	$1,591,995,874

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2025.
†	Amount rounds to less than 0.1%.
5Victory Pioneer Select Mid Cap Growth Fund | 8/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Metals & Mining	$—	$14,896,760	$—	$14,896,760
All Other Common Stocks	1,577,827,332	—	—	1,577,827,332
Open-End Fund	670,802	—	—	670,802
Total Investments in Securities	$1,578,498,134	$14,896,760	$—	$1,593,394,894
During the period ended August 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Select Mid Cap Growth Fund | 8/31/256